Summary of significant accounting policies - Property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 7,114	¥ 47,744	¥ 45,969	¥ 45,860
Buildings | Minimum
Property, plant and equipment, net
Estimated useful lives	37 years 6 months	37 years 6 months
Buildings | Maximum
Property, plant and equipment, net
Estimated useful lives	50 years	50 years
Leasehold Improvements
Property, plant and equipment, net
Estimated useful lives	10 years	10 years
Machineries | Minimum
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Machineries | Maximum
Property, plant and equipment, net
Estimated useful lives	10 years	10 years
Motor Vehicles
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Furniture, Fixtures and Office Equipment | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years	3 years
Furniture, Fixtures and Office Equipment | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years	5 years
Construction-in-Progress
Property, plant and equipment, net
Depreciation expense		¥ 0